EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings Per share
Net income attributable to the Company	$ 9,749	$ 2,866,857
Weighted average number of common shares outstanding – Basic and Diluted	35,000,000	35,000,000
Earnings per share – Basic and Diluted	$ 0.00	$ 0.08